Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Acruence Active Hedge U.S. Equity ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	19.94%	7.30%	(20.91%)